Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) - Schedule of Costs Incurred in Crude Oil and Natural Gas Exploration and Development (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Costs Incurred in Crude Oil and Natural Gas Exploration and Development [Abstract]
Acquisition Costs	$ 13,675,000
Exploration costs
Development costs	6,872,649	6,095,765
Total	$ 20,547,649	$ 6,095,765